Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,718,000
Previously Paid Amount	0.00
Total Fee Amount	569.23
Total Offset Amount	0.00
Net Fee	569.23
Narrative - Max Aggregate Offering Price	$ 3,718,000
Final Prospectus	true